Trading Account Gains and Losses (Net Trading Gains and Losses) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ 737,778	¥ (157,122)	¥ 481,016
Credit-related contracts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income	[1]	(13,877)	(58,602)	8,046
Credit-related contracts | Loans related to credit derivatives
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gains (losses) recorded in income		¥ (605)	¥ (2,956)	¥ 2,838

[1]	Amounts include the net gains (losses) of ¥2,838 million, ¥(2,956) million and ¥(605) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2020, 2021 and 2022, respectively.